FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 22,721,763	$ 19,806,252
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	22,721,763	19,806,252
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Globe Life Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	68,851	30,920
Globe Life Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	68,851	30,920
Globe Life Inc. common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Globe Life Inc. common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	22,414,145	19,605,286
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	22,414,145	19,605,286
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	238,767	170,046
Short-term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	238,767	170,046
Short-term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Short-term investments | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 0	$ 0